Derivative Instruments - Summary of Interest Rate Swap Positions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Derivative [Line Items]
Realized gains	$ 1,048	$ 592	$ 2,788	$ 1,438
Current portion of derivative assets (note 9)	1,878		1,878		$ 2,905
LIBOR-Based Debt:
Derivative Asset, Noncurrent	82		82		2,973
Accrued Liabilities (Receivables), Current	365		365		419
Derivative liabilities (note 9)	(49)		(49)		0
Derivative Liability, Current	0		$ 0		(57)
Minimum [Member]
LIBOR-Based Debt:
Debt Instrument, Basis Spread on Variable Rate			0.30%
Maximum
LIBOR-Based Debt:
Debt Instrument, Basis Spread on Variable Rate			3.50%
Interest rate swap agreements
Derivative [Line Items]
Realized gains	613	711	$ 2,395	1,575
Current portion of derivative assets (note 9)	833		833		2,905
LIBOR-Based Debt:
Derivative Asset, Noncurrent	82		82		2,973
Accrued Liabilities (Receivables), Current	365		365		422
Derivative liabilities (note 9)	(49)		(49)		0
Derivative Liability, Current	0		0		0
U.S. Dollar-denominated interest rate swap 1
Derivative [Line Items]
Derivative, Notional Amount	$ 57,852		$ 57,852
LIBOR-Based Debt:
Remaining Term			1 year 3 months 18 days
Fixed Interest Rate	1.46%		1.46%
United States Dollar Denominated Interest Rate Swaps Two [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 150,000		$ 150,000
LIBOR-Based Debt:
Remaining Term			1 year 3 months 18 days
Fixed Interest Rate	1.55%		1.55%
United States Dollar Denominated Interest Rate Swaps Three [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 50,000		$ 50,000
LIBOR-Based Debt:
Remaining Term			1 year 3 months 18 days
Fixed Interest Rate	1.16%		1.16%
Freight Forward Agreements [Member]
Derivative [Line Items]
Realized gains	$ 435	$ (119)	$ 393	$ (137)
Current portion of derivative assets (note 9)	1,045		1,045		0
LIBOR-Based Debt:
Derivative Asset, Noncurrent	0		0		0
Accrued Liabilities (Receivables), Current	0		0		3
Derivative liabilities (note 9)	0		0		0
Derivative Liability, Current	$ 0		$ 0		$ 57